Right-of-Use Assets and Lease Liabilities (Schedule of Remaining Minimum Future Lease Payments) (Details)	Dec. 31, 2021 CAD ($)
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining minimum future lease payments, excluding estimated operating costs	$ 175,032
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining minimum future lease payments, excluding estimated operating costs	74,119
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining minimum future lease payments, excluding estimated operating costs	77,186
Fiscal 2025 and beyond [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining minimum future lease payments, excluding estimated operating costs	$ 149,261